Summary Of Significant Accounting Policies (Schedule Of Changes In Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
ARO liability at December 31	$ 2,919	$ 1,609
Revision in estimated cash flows	596	1,301
Accretion	130	101
Liabilities settled	(107)	(92)
ARO liability at December 31	$ 3,538	$ 2,919